Interest Cost Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Amount charged to interest expense, net	$ 151	$ 182	$ 218
Loss on debt redemption (Q)	15	6	2
Amount capitalized	10	7	6
Total interest cost	$ 176	$ 195	$ 226